INCOME PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Numerator:
Net income attributable to the Company - basic (in dollars)		$ 118,471	$ 96,527	$ 69,620
Net income attributable to the Company - diluted (in dollars)	[1]	$ 119,121	$ 96,877	$ 69,620
Denominator:
Weighted average ordinary shares outstanding used in computing basic income per share		59,170,050	58,612,596	57,926,333
Effect of dilutive securities
Convertible Bond		776,800	644,850	0
Share options		642,184	839,425	482,623
Restricted shares		22,422	37,332	17,686
Weighted average ordinary shares outstanding used in computing diluted income per share		60,611,456	60,134,203	58,426,642
Income per share - basic (in dollars per share)		$ 2	$ 1.65	$ 1.2
Income per share - diluted (in dollars per share)		$ 1.97	$ 1.61	$ 1.19

[1]	For the year ended June 30, 2015 and 2016, interest accretion related to the Convertible Bond of $350 and $650, respectively, is added back to derive net income attributable to the Company for computing diluted income per share.